5. DERIVATIVE LIABILITIES AND FAIR VALUE MEASUREMENTS - Derivative Liabilities Assumptions Used (Details)	12 Months Ended
Dec. 31, 2015
Expected term	1 year 8 months 12 days
Minimum [Member]
Expected dividends	0.00%
Expected volatility	119.43%
Expected term	7 years
Risk free interest rate	0.48%
Maximum [Member]
Expected dividends	0.00%
Expected volatility	129.88%
Expected term	10 years
Risk free interest rate	2.53%
Premeasurement [Member] | Minimum [Member]
Expected dividends	0.00%
Expected volatility	75.00%
Expected term	1 year 9 months 29 days
Risk free interest rate	0.89%
Premeasurement [Member] | Maximum [Member]
Expected volatility	150.00%
Expected term	4 years 8 months 12 days
Risk free interest rate	1.37%
Commitment Date [Member] | Minimum [Member]
Expected term	5 years
Risk free interest rate	1.10%
Commitment Date [Member] | Maximum [Member]
Expected dividends	0.00%
Expected volatility	150.00%
Expected term	3 years
Risk free interest rate	0.75%